Segment Information - Summary of Segment Information and Consolidated Assets, Liabilities and Operating Results (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenues from contracts with external customers	₽ 296,567	₽ 312,574	₽ 299,113
Gross profit	₽ 108,710	₽ 134,818	₽ 138,757
Gross margin, %	36.70%	43.10%	46.40%
Depreciation and amortisation	₽ (15,176)	₽ (13,859)	₽ (14,227)
Impairment of goodwill and other non-current assets, net	(1,804)	(7,222)	(6,081)
Operating profit (loss)	31,498	49,780	57,167
Share of profit of associates, net	28	10	18
Finance income	600	34,056	633
Finance cost	(38,830)	(42,052)	(47,610)
Income tax expense	(7,987)	(2,681)	(3,150)
Profit (loss) for the year	4,285	13,536	12,570
Segment assets	312,505	317,625	319,127
Segment liabilities	546,102	550,820	563,260
Investments in associates	321	293	283
Mining segments [member]
Disclosure of operating segments [line items]
Revenues from contracts with external customers	92,996	96,882	100,129
Steel segments [member]
Disclosure of operating segments [line items]
Revenues from contracts with external customers	174,850	187,918	172,760
Power segments [member]
Disclosure of operating segments [line items]
Revenues from contracts with external customers	28,721	27,774	26,224
Operating segments [member] | Mining segments [member]
Disclosure of operating segments [line items]
Revenues from contracts with external customers	92,996	96,882	100,129
Inter-segment revenue	37,710	37,549	42,286
Gross profit	₽ 68,152	₽ 77,199	₽ 93,464
Gross margin, %	52.10%	57.40%	65.60%
Depreciation and amortisation	₽ (8,541)	₽ (7,621)	₽ (7,979)
Impairment of goodwill and other non-current assets, net	(3,688)	(3,684)	(3,800)
Operating profit (loss)	23,902	32,574	48,190
Share of profit of associates, net	28	10	18
Finance income	524	23,387	475
Intersegment finance income	386	1,071	1,335
Finance cost	(23,934)	(28,932)	(34,324)
Intersegment finance cost	(195)	(220)	(222)
Income tax expense	(94)	(5,940)	(3,410)
Profit (loss) for the year	4,955	11,489	17,210
Segment assets	202,423	208,123	209,630
Segment liabilities	300,058	296,125	371,196
Investments in associates	321	293	283
Operating segments [member] | Steel segments [member]
Disclosure of operating segments [line items]
Revenues from contracts with external customers	174,850	187,918	172,760
Inter-segment revenue	6,107	5,865	7,622
Gross profit	₽ 27,525	₽ 44,433	₽ 34,013
Gross margin, %	15.20%	22.90%	18.90%
Depreciation and amortisation	₽ (6,153)	₽ (5,738)	₽ (5,800)
Impairment of goodwill and other non-current assets, net	1,884	(819)	(2,281)
Operating profit (loss)	7,126	19,831	9,154
Finance income	75	9,478	150
Intersegment finance income	375	395	567
Finance cost	(14,514)	(12,810)	(12,793)
Intersegment finance cost	(325)	(1,015)	(1,342)
Income tax expense	(503)	531	(203)
Profit (loss) for the year	6,934	1,331	(4,116)
Segment assets	100,493	97,373	100,543
Segment liabilities	233,279	247,241	184,952
Operating segments [member] | Power segments [member]
Disclosure of operating segments [line items]
Revenues from contracts with external customers	28,721	27,774	26,224
Inter-segment revenue	15,606	15,471	16,338
Gross profit	₽ 13,190	₽ 12,571	₽ 12,724
Gross margin, %	29.80%	29.10%	29.90%
Depreciation and amortisation	₽ (482)	₽ (500)	₽ (448)
Impairment of goodwill and other non-current assets, net		(2,719)
Operating profit (loss)	1,548	(3,240)	1,267
Finance income	1	1,191	8
Intersegment finance income	30	41	49
Finance cost	(382)	(310)	(493)
Intersegment finance cost	(271)	(272)	(387)
Income tax expense	(333)	83	(229)
Profit (loss) for the year	531	(2,544)	228
Segment assets	7,610	7,519	10,417
Segment liabilities	9,432	9,469	9,808
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue	(59,423)	(58,885)	(66,246)
Gross profit	(157)	615	(1,444)
Operating profit (loss)	(1,078)	615	(1,444)
Intersegment finance income	(791)	(1,507)	(1,951)
Intersegment finance cost	791	1,507	1,951
Income tax expense	(7,057)	2,645	692
Profit (loss) for the year	(8,135)	3,260	(752)
Segment assets	1,979	4,610	(1,463)
Segment liabilities	₽ 3,333	₽ (2,015)	₽ (2,696)